NATIONWIDE VARIABLE INSURANCE TRUST
NVIT BlackRock Managed Global Allocation Fund	NVIT Managed American Funds Asset Allocation Fund
NVIT BlueprintSM Managed Growth Fund	NVIT Managed American Funds Growth-Income Fund
NVIT BlueprintSM Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

Supplement dated July 10, 2023
to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Corsan Maley and Chad W. Finefrock, CFA are deleted in their entirety.

2.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of May 31, 2023)
Nationwide Asset Management, LLC
Michael Charron CFA, FRM	NVIT BlackRock Managed Global Allocation Fund	None
	NVIT BlueprintSM Managed Growth Fund	None
	NVIT BlueprintSM Managed Growth & Income Fund	None
	NVIT Investor Destinations Managed Growth Fund	None
	NVIT Investor Destinations Managed Growth & Income Fund	None
	NVIT Managed American Funds Asset Allocation Fund	None
	NVIT Managed American Funds Growth-Income Fund	None
Thomas Christensen	NVIT BlackRock Managed Global Allocation Fund	None
	NVIT BlueprintSM Managed Growth Fund	None
	NVIT BlueprintSM Managed Growth & Income Fund	None
	NVIT Investor Destinations Managed Growth Fund	None
	NVIT Investor Destinations Managed Growth & Income Fund	None
	NVIT Managed American Funds Asset Allocation Fund	None

	NVIT Managed American Funds Growth-Income Fund	None
Joseph Hanosek	NVIT BlackRock Managed Global Allocation Fund	None
	NVIT BlueprintSM Managed Growth Fund	None
	NVIT BlueprintSM Managed Growth & Income Fund	None
	NVIT Investor Destinations Managed Growth Fund	None
	NVIT Investor Destinations Managed Growth & Income Fund	None
	NVIT Managed American Funds Asset Allocation Fund	None
	NVIT Managed American Funds Growth-Income Fund	None

3.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of May 31, 2023)
Nationwide Asset Management, LLC
Michael Charron CFA, FRM	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Thomas Christensen	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Joseph Hanosek	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE